Contingencies and Provisions - Narrative (Details) $ in Thousands	1 Months Ended
	Jul. 31, 2025 USD ($)	Oct. 21, 2021 patent
Disclosure of other provisions [line items]
Number of patents | patent		3
Securities class action
Disclosure of other provisions [line items]
Losses on litigation settlements | $	$ 7,568